Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and payroll taxes	$ 2,333	$ 1,749	$ 16,673
Accrued interest		4,744
Total	90,841	6,493	$ 16,673
Accrued dividend	$ 88,508